INTANGIBLE ASSETS (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2013
University of Massachusetts License [Member]
Indefinite-lived Intangible Assets [Line Items]
License Agreement Upfront Fee	$ 35,000
Memory Dx, LLC [Member]
Indefinite-lived Intangible Assets [Line Items]
Stock Issued During Period, Shares, New Issues	2,000,000
Sale of Stock, Price Per Share	$ 0.0395
Royalty Percentage	9.00%
Payment Made For Validation Study	50,000
Payment To Be Made On Completion Of Validation Study	$ 1,000,000